FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Financial Income, Net

	December 31, 2022	December 31, 2021	December 31, 2020
Interest income and bank fees, net	$(2,785)	$(573)	$(409)
Foreign currency translation adjustments	(1,586)	147	27
Other expense (income)	—	3	(3)
Financial income, net	$(4,371)	$(423)	$(385)